Trade Receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables.
Trade Receivables

Note 7. Trade Receivables

As at December 31:	2022	2021
Trade receivables, gross amount	$3,845	$4,300
Less: Allowance for expected credit losses	(16)	(136)
Trade receivables, net amount	$3,829	$4,164

All trade receivables comprise accounts from contracts with customers.

As at December 31, 2022, the Group recognized a loss allowance of $16 (2021: $136) against its trade receivables. The movements in the loss allowance during the years ended December 31, 2022 and 2021 were as follows:

Equal to lifetime expected credit Losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2021	$48
Additions for the year	124
Charge-off for the year	(32)
Exchange effect	(4)
Loss allowance: as at December 31, 2021	136
Additions for the year	2
Charge-off for the year	(121)
Exchange effect	(1)
Loss allowance: as at December 31, 2022	$16

Note 7. Trade Receivables (continued)

In accordance with IFRS 9, management reviews the expected credit losses based upon, among other things, the credit-worthiness of the exposure, collateral and other risk mitigation instruments, and the nature of the underlying business transaction.

For further discussions on credit risk, see Note 26.